FORWARD FUNDS

Supplement dated May 24, 2011

to the

Forward Funds Investor Class and Institutional Class Prospectus (the “No-Load Prospectus”) and

Forward Funds Class A, Class B, Class C and Class M Prospectus (the “Load Prospectus”)

each dated May 1, 2011

The following information applies to the Forward Emerging Markets Fund (the “Fund”) only:

Nidhi Mahurkar is no longer involved in the day-to-day management of the Fund. Accordingly, all references to Ms. Mahurkar in the prospectuses shall be deleted.

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Peter Jarvis is now jointly responsible for the day-to-day management of the Fund. Accordingly, the fourth sentence under the heading “Investment Advisor/Portfolio Manager” in the Fund’s “Fund Summary” section in the No-Load Prospectus and Load Prospectus shall be revised to read as follows:

The members of the team are: Klaus Bockstaller, Head, Global Emerging Market Equities, Stephen Burrows, Senior Investment Manager and Product Specialist, Jonathan Bell, Senior Investment Manager, Global Emerging Market Equities, and Peter Jarvis, Senior Investment Manager, Global Emerging Market Equities.

The following sentence shall be added after the last sentence under the heading “Investment Advisor/Portfolio Manager” in the Fund’s “Fund Summary” section in the No-Load Prospectus and Load Prospectus:

Mr. Jarvis has managed the Fund since February 2011.

Additionally, all references to Klaus Bockstaller’s title shall be revised to read as follows:

Head, Global Emerging Market Equities.

The following information shall be added under the heading/subheading “Management of the Funds – Sub-Advisors/Portfolio Managers” after the second complete paragraph on page 121 of the No-Load Prospectus and before the first complete paragraph on page 116 of the Load Prospectus:

Peter Jarvis, Senior Investment Manager, Global Emerging Market Equities. Mr. Jarvis joined PAM in September 2006, and specializes in the European, the Middle Eastern, African and Latin American markets. Before joining PAM, he began his investment career in 1993 as a Fund Manager with INVESCO Asset Management where he managed Global Emerging Markets, Latin American and Eastern European portfolios. Mr. Jarvis holds a BA (Hons) in Mathematics from Oxford University and is a Chartered Financial Analyst charterholder. Mr. Jarvis has managed the Fund since February 2011.

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SUPP EM PM PRO 05242011

FORWARD FUNDS

Supplement dated May 24, 2011

to the

Forward Funds Statement of Additional Information (the “SAI”)

dated May 1, 2011

This supplement amends the SAI dated May 1, 2011, in order to incorporate a change in the portfolio management team for the Forward Emerging Markets Fund (the “Fund”). The following information applies to the Fund only:

Nidhi Mahurkar is no longer involved in the day-to-day management of the Fund. Accordingly, all references to Ms. Mahurkar in the SAI shall be deleted.

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Peter Jarvis is now jointly responsible for the day-to-day management of the Fund. Accordingly, the following sentence shall replace the second sentence of the first paragraph under the heading/sub-heading “INVESTMENT ADVISORY AND OTHER SERVICES – Portfolio Managers – Pictet Asset Management Limited: Forward Emerging Markets Fund (Non-Cash Portion)” on page 28 of the SAI:

Klaus Bockstaller, Head, Global Emerging Market Equities, Stephen Burrows, Senior Investment Manager and Product Specialist, Jonathan Bell, Senior Investment Manager, Global Emerging Market Equities, and Peter Jarvis, Senior Investment Manager, Global Emerging Market Equities, are responsible for the day-to-day management of the Forward Emerging Markets Fund.

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The information concerning the portfolio managers’ ownership with respect to the Fund as contained in the table under the heading/subheading “INVESTMENT ADVISORY AND OTHER SERVICES – Portfolio Managers” on pages 39-42 of the SAI is replaced to read as follows:

Information as of December 31, 2010 (except as otherwise noted)

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund*
Klaus Bockstaller	Forward Emerging Markets Fund	A
Stephen Burrows	Forward Emerging Markets Fund	A
Jonathan Bell	Forward Emerging Markets Fund	A
Peter Jarvis**	Forward Emerging Markets Fund	A
Jim O’Donnell	Forward Emerging Markets Fund	C
Nathan J. Rowader	Forward Emerging Markets Fund	A
Paul Herber	Forward Emerging Markets Fund	A
Paul Broughton	Forward Emerging Markets Fund	A

*	Key to Dollar Ranges
**	Information as of May 15, 2011
A	None
B	$1 - $10,000
C	$10,001 - $50,000
D	$50,001 - $100,000
E	$100,001 - $500,000
F	$500,001 - $1,000,000
G	Over $1,000,000

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SUPP EM PM SAI 05242011